SHORT-TERM AND LONG-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2024
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Schedule of short-term bank borrowings

Short-term bank borrowings consisted of the following at September 30, 2024:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	9,000,000	1,282,490	2024-05-23	2025-05-23	3.15%
CZBANK	1,000,000	142,499	2024-09-30	2025-09-01	3.50%
CZBANK	11,000,000	1,567,487	2024-09-30	2025-09-01	3.50%
Shanghai Pudong Development Bank	9,000,000	1,282,490	2024-01-10	2025-01-10	3.90%
Shanghai Pudong Development Bank	11,000,000	1,567,487	2024-01-12	2025-01-12	3.90%
China Everbright Bank	10,000,000	1,424,989	2024-06-26	2025-06-25	3.05%
Bank of China	6,000,000	854,993	2024-03-22	2025-03-22	3.10%
Bank of China	15,000,000	2,137,483	2023-11-24	2024-11-23	3.65%
Total	72,000,000	10,259,918

Short-term bank borrowings consisted of the following at September 30, 2023:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	822,368	2022-11-03	2023-11-03	4.50%
Industrial Bank	6,000,000	822,368	2022-11-04	2023-11-04	4.50%
China Everbright Bank	10,000,000	1,370,614	2023-06-30	2024-06-29	3.20%
China Minsheng Bank	1,000,000	137,061	2023-08-03	2024-03-01	3.75%
China Minsheng Bank	10,000,000	1,370,614	2023-08-04	2024-03-01	3.75%
China Minsheng Bank	5,000,000	685,307	2023-08-07	2024-03-01	3.75%
CZBANK	9,250,000	1,267,818	2023-08-08	2024-08-06	4.50%
CZBANK	1,250,000	171,327	2022-10-10	2023-10-09	5.00%
Shanghai Pudong Development Bank	9,000,000	1,233,553	2023-09-19	2024-03-19	4.75%
Shanghai Pudong Development Bank	11,000,000	1,507,676	2023-09-21	2024-03-21	4.75%
Total	68,500,000	9,388,706

Schedule of long-term bank borrowings

Long-term bank borrowings consisted of the following at September 30, 2024:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	9,500,000	1,353,739	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	14,250,000	2,030,609	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	19,000,000	2,707,478	2023-08-21	2025-08-20	3.80%
China Minsheng Bank	9,990,000	1,423,564	2024-02-26	2025-05-20	3.66%
China Minsheng Bank	5,990,000	853,568	2024-02-27	2025-05-20	3.66%
China Minsheng Bank	9,800,000	1,396,489	2024-03-25	2025-06-25	3.65%
Huaxia Bank	6,370,000	907,718	2023-03-27	2026-03-15	4.05%
Huaxia Bank	6,279,000	894,750	2023-03-28	2026-03-15	4.05%
Total	81,179,000	11,567,915

Long-term bank borrowings consisted of the following at September 30, 2023:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	10,000,000	1,370,614	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	15,000,000	2,055,921	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	20,000,000	2,741,228	2023-08-21	2025-08-20	3.80%
CZBANK	3,735,000	511,924	2023-03-14	2026-03-13	4.50%
Huaxia Bank	6,790,000	930,647	2023-03-27	2026-03-15	4.15%
Huaxia Bank	6,693,000	917,352	2023-03-28	2026-03-15	4.15%
Total	62,218,000	8,527,686

Schedule of carrying values of pledged assets to secure short-term and long-term borrowings

The carrying values of the Company’s pledged assets to secure short-term and long-term borrowings by the Company are as follows:

	As of September 30,
	2024	2023
Accounts receivable	$—	$706,623
Buildings, net	828,741	1,145,778
Land use rights, net	348,378	346,947
Machinery, net	911,200	—
Construction in progress	—	685,992
Total	$2,088,319	$2,885,340